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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           JGE Capital Management, LLC
Address:        101 California Street, Suite 4050
                San Francisco, CA 94111

Form 13F File Number: 28-_______


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Cheryl M. Thompson
Title:          Chief Operating Officer
Phone:          415-675-3200

Signature, Place, and Date of Signing:

/s/ Cheryl M. Thompson
_______________________         San Francisco, CA       August 10, 2006
Chief Operating Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:         399,799
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number          Name
---            --------------------          ------------------------
 1                  28-11242                 East Peak Partners, L.P.
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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                  COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF                  TITLE OF                VALUE     SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                    CLASS      CUSIP      [x$1000]   PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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ALTRIA GROUP INC           COM     022095 10 3   14,686      200,000  SH             DEFINED         1        200,000
ALTRIA GROUP INC           COM     022095 10 3      734       10,000  SH             DEFINED        NONE       10,000
BLACKBAUD INC              COM     09227Q 10 0   41,427    1,825,000  SH             DEFINED         1      1,825,000
BROOKDALE SENIOR LIVING
  INC.                     COM     112463 10 4   21,475      480,000  SH             DEFINED         1        480,000
CAPITAL SOURCE, INC.       COM     14055X 10 2   16,539      705,000  SH             DEFINED         1        705,000
CAPITAL SOURCE, INC.       COM     14055X 10 2      235       10,000  SH             DEFINED        NONE       10,000
CROWN CASTLE INT'L CORP    COM     228227 10 4  120,890    3,500,000  SH             DEFINED         1      3,500,000
CROWN CASTLE INT'L CORP    COM     228227 10 4      691       20,000  SH             DEFINED        NONE       20,000
ELECTRONIC ARTS INC.       COM     285512 10 9    2,152       50,000  SH             DEFINED         1         50,000
FIRST AMERICAN CORP        COM     318522 30 7   33,816      800,000  SH             DEFINED         1        800,000
FIRST AMERICAN CORP        COM     318522 30 7      845       20,000  SH             DEFINED        NONE       20,000
HEALTHSOUTH CORP           COM     421924 10 1   60,637   15,750,000  SH             DEFINED         1     15,750,000
HEALTHSOUTH CORP           COM     421924 10 1      192       50,000  SH             DEFINED        NONE       50,000
HERBALIFE LTD              COM     G4412G 10 1   39,900    1,000,000  SH             DEFINED         1      1,000,000
NETFLIX INC                COM     64110L 10 6   43,536    1,600,000  SH             DEFINED         1      1,600,000
WEIGHT WATCHERS INTL
  INC.                     COM     948626 10 6    2,044       50,000  SH             DEFINED         1         50,000

                                                399,799
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